SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2024
Significant Accounting Policies
Schedule of anti-dilutive effect on loss per share

	As of March 31,
	2024	2023	2022
Warrants	9,631,580	—	33,888
Stock options	1,805,620	1,963,420	1,151,400
Restricted stock units	369,340	378,740	378,740